Other operating expenses	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Other operating expenses

6. Other operating expenses

	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Foreign worker levy	82,944	78,335
Insurance	189,192	38,647
Professional fees	285,343	291,303
Property tax	54,293	54,630
Rental and storage	211,561	214,175
Utilities	36,889	92,045
Upkeep, repair and maintenance	58,165	53,392
Chemical and incineration fees	189,545	70,378
Bank service charges	3,528	45,878
Listing fees and expenses	75,641	-
Others	25,172	52,743
	1,212,273	991,526

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023